As Filed with the Securities and Exchange Commission on May 12, 2014

1933 Act File No. 002-21600
1940 Act File No. 811-01209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	68	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	54	[	X	]

(Check appropriate box or boxes.)

BRIDGES INVESTMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Address of Principal Executive Office) (Zip Code)

(402) 397-4700
Registrant’s Telephone Number, including Area Code

Edson L. Bridges III
8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Name and Address of Agent for Service)

Copy to:
Dennis Fogland, Esq.
Baird Holm LLP
1500 Woodmen Tower
Omaha, Nebraska 68102

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:
This Post-Effective Amendment No. 68 to the Registration Statement of Bridges Investment Fund, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 67 on Form N-1A filed April 23, 2014.  This PEA No. 68 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 67 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 68 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on May 12, 2014.

BRIDGES INVESTMENT FUND, INC.

By:  /s/Edson L. Bridges III
Edson L. Bridges III
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edson L. Bridges II	Chairman Emeritus	May 12, 2014
Edson L. Bridges II

/s/ Edson L. Bridges III	President, Chief Executive Officer and Director	May 12, 2014
Edson L. Bridges III

/s/ Robert W. Bridges	Director	May 12, 2014
Robert W. Bridges

/s/ Nancy K. Dodge	Treasurer	May 12, 2014
Nancy K. Dodge

/s/ Nathan P. Dodge III	Director	May 12, 2014
Nathan P. Dodge III

/s/ Adam M. Koslosky	Director	May 12, 2014
Adam M. Koslosky

/s/ Michael C. Meyer	Chairman and Director	May 12, 2014
Michael C. Meyer

/s/ Gary L. Petersen	Director	May 12, 2014
Gary L. Petersen

/s/ Robert Slezak	Director	May 12, 2014
Robert Slezak

/s/ Kelly A. Walters	Director	May 12, 2014
Kelly A. Walters

/s/ Lyn Wallin Ziegenbein	Director	May 12, 2014
Lyn Wallin Ziegenbein

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE